STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A ordinary shares Ordinary Shares	Class B ordinary shares Ordinary Shares	Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jun. 23, 2020	$ 0	$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jun. 23, 2020	0	0
Forfeiture of Class B ordinary shares			$ 0
Net loss						(792,984)
Balance at the ending at Sep. 30, 2020						5,000,007
Balance at the beginning at Jun. 23, 2020	$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Jun. 23, 2020	0	0
Issuance of ordinary shares to Sponsor		$ 575		24,425		25,000
Issuance of ordinary shares to Sponsor (in shares)		5,750,000
Sale of units in initial public offering, less fair value of public warrants	$ 2,150			204,785,350		204,787,500
Sale of units in initial public offering, less fair value of public warrants (in shares)	21,500,000
Offering costs				(11,773,249)		(11,773,249)
Excess of cash received over fair value of private placement warrants				315,000		315,000
Forfeiture of Class B ordinary shares		$ (37)		37
Forfeiture of Class B ordinary shares (in shares)		(375,000)
Shares subject to possible redemption	$ (1,857)			(185,740,833)		(185,742,690)
Shares subject to possible redemption (in shares)	(18,574,269)
Net loss					(2,611,559)	(2,611,559)
Balance at the ending at Dec. 31, 2020	$ 293	$ 538		7,610,730	(2,611,559)	5,000,002
Balance at the ending (in shares) at Dec. 31, 2020	2,925,731	5,375,000
Shares subject to possible redemption	$ 68			6,878,442		6,878,510
Shares subject to possible redemption (in shares)	(687,851)
Net loss					(6,878,504)	(6,878,504)
Balance at the ending at Mar. 31, 2021	$ 361	$ 538		$ 14,489,172	$ (9,490,063)	$ 5,000,008
Balance at the ending (in shares) at Mar. 31, 2021	3,613,582	5,375,000